Rule 497 (k)
                                                             File No. 333-168727



FIRST TRUST                                            FIRST TRUST SERIES FUND
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                               SUMMARY PROSPECTUS

                                 March 1, 2012



               FIRST TRUST/CONFLUENCE
               SMALL CAP VALUE FUND          TICKER SYMBOL

                   Class A                        FOVAX
                   Class C                        FOVCX
                   Class I                        FOVIX
                   Class R3                       FOVRX





Before you invest, you may want to review the Fund's prospectus, which contains more information about the Fund and its risks. You can find the Fund's prospectus and other information about the Fund, including the statement of additional information and most recent reports to shareholders, online at http://www.ftportfolios.com/Retail/MF/MFfundnews.aspx?Ticker=FOVAX. You can also get this information at no cost by calling (800) 621-1675 or by sending an e-mail request to info@ftportfolios.com. If you purchase shares through a financial intermediary (such as a broker/dealer or bank), you can obtain the Fund's prospectus and other information from that financial intermediary. The Fund's prospectus and statement of additional information, both dated March 1, 2012, are all incorporated by reference into this Summary Prospectus.



INVESTMENT OBJECTIVE

The First Trust/Confluence Small Cap Value Fund (the "Fund") seeks to provide long-term capital appreciation.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other First Trust mutual funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and in "Share Classes" on page 21 of the Fund's prospectus ("Prospectus"), "Investment in Fund Shares" on page 24 of the Prospectus and "Purchase and Redemption of Fund Shares" on page 49 of the Fund's statement of additional information ("SAI"). Effective December 15, 2011, all current Class F shares of the Fund were liquidated and no new Class F shares are available for purchase.

SHAREHOLDER FEES
(fees paid directly from your investment)
--------------------------------------------------------------------------------------------------------
                                                    CLASS A        CLASS C        CLASS I       CLASS R3
--------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases (as a percentage
of offering price)                                   5.50%          None           None           None
--------------------------------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)
(as a percentage of the lesser of purchase
price or redemption proceeds)(1)                      None         1.00%           None           None
--------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Reinvested Dividends                       None          None           None           None
--------------------------------------------------------------------------------------------------------
Exchange Fee                                          None          None           None           None
--------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)
--------------------------------------------------------------------------------------------------------
                                                    CLASS A        CLASS C        CLASS I       CLASS R3
--------------------------------------------------------------------------------------------------------
Management Fee                                        1.00%          1.00%         1.00%          1.00%
--------------------------------------------------------------------------------------------------------
Distribution and Service (12b-1) Fees                 0.25%          1.00%           --%          0.50%
--------------------------------------------------------------------------------------------------------
Other Expenses(2)                                     59.17%         96.09%       102.62%        295.59%
--------------------------------------------------------------------------------------------------------
Acquired Fund Fees and Expenses                       0.27%          0.27%         0.27%          0.27%
--------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                 60.69%         98.36%       103.89%        297.36%
--------------------------------------------------------------------------------------------------------
Fee Waivers and Expense Reimbursements(3)           (58.82%)      (95.74%)      (102.27%)      (295.24%)
--------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses
 After Fee Waivers and Expense Reimbursements         1.87%          2.62%         1.62%          2.12%
--------------------------------------------------------------------------------------------------------

1 The CDSC on Class C shares applies only to redemptions within 12 months of purchase.

2     Other Expenses are estimated for the current fiscal year.

3 The investment advisor and sub-advisor have agreed to waive fees and reimburse expenses through February 28, 2022 so that Total Annual Fund Operating Expenses (excluding 12b-1 distribution and service fees, interest expenses, taxes, fees incurred in acquiring and disposing of portfolio securities, and extraordinary expenses) do not exceed 1.35% of the average daily net assets of any class of Fund shares through February 28, 2013, and do not exceed 1.70% from March 1, 2013 through February 28, 2022. Expense limitations may be terminated or modified prior to their expiration only with the approval of the Board of Trustees of the Fund.

EXAMPLE

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year and that the Fund's annual operating expenses remain at current levels until February 28, 2013 and then will not exceed 1.70% from March 1, 2013 until February 28, 2022. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

----------------------------------------------------------------------------------------------------------------
                                      REDEMPTION                                     NO REDEMPTION
----------------------------------------------------------------------------------------------------------------
SHARE CLASS                   A        C         I       R3                      A        C         I       R3
----------------------------------------------------------------------------------------------------------------
1 Year                    $  729   $  365    $  165    $  215                $  729    $  265   $  165   $  215
----------------------------------------------------------------------------------------------------------------
3 Years                    1,163      874       573       725                 1,163       874      573      725
----------------------------------------------------------------------------------------------------------------
5 Years                    1,634    1,521     1,019     1,273                 1,634     1,521    1,019    1,273
----------------------------------------------------------------------------------------------------------------
10 Years                   2,929    3,256     2,258     2,770                 2,929     3,256    2,258    2,770
----------------------------------------------------------------------------------------------------------------

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 21% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its net assets (including investment borrowings) in equity securities of U.S. listed companies with small market capitalizations ("Small-Cap Companies") at the time of investment. Currently, a company will be considered to be a Small-Cap Company if its market capitalization at the time of purchase is within the range of companies in the Russell 2000 Index or the S&P SmallCap 600 Index during the most recent 12-month period (based on month-end data). Because market capitalization is measured at the time of initial purchase, if the market capitalization of a company included in the Fund grows above "small-cap," the Fund shall not be required to sell such security solely because it is no longer a Small-Cap Company. The portfolio managers seek to invest in Small-Cap Companies that in the portfolio managers' opinion have produced solid returns over extended periods of time. The portfolio managers' investment strategy is based on the rationale that a company which creates superior value, reflected in above-average operating returns, will ultimately have a stock price reflecting that superior performance.

The portfolio managers follow a disciplined, research driven, investment process which seeks to uncover companies trading at discounts to their intrinsic values. By investing in stocks according to a value-based investment philosophy, the portfolio managers seek to enhance the long-term growth potential while limiting downside risk. Companies in which the portfolio managers invest are those that the portfolio managers expect to create above-average growth in value relative to their industries and to the overall market. These companies may include real estate investment trusts ("REITs") and business development companies ("BDCs"). Once such a company is identified, an extensive valuation analysis is performed to determine if its stock price reflects its underlying value.

PRINCIPAL RISKS

You could lose money by investing in the Fund. There can be no assurance that the Fund will achieve its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

MARKET RISK. Market risk is the risk that a particular security owned by the Fund or shares of the Fund in general may fall in value. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments.

SMALL CAP RISK. The Fund invests in Small-Cap Companies. Such companies may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than larger, more established companies as a result of several factors, including limited trading volumes, products or financial resources, management inexperience and dependence on a few key people, and less publicly available information. Accordingly, such companies are generally subject to greater market risk than larger, more established companies. The market movements of equity securities issued by issuers with smaller capitalizations may be more abrupt or erratic than the market movements of equity securities of larger, more established companies or the stock market in general. Historically, smaller capitalization companies have sometimes gone through extended periods when they did not perform as well as larger companies. In addition, equity securities of Small-Cap Companies may be less liquid than those of larger companies.

MARKET CAPITALIZATION RISK. The Fund normally invests at least 80% of its assets in Small-Cap Companies. Because the market capitalization is measured at the time of its initial purchase, Fund will not be forced to sell a stock because the stock has exceeded or fallen below the a market capitalization range. Because of market movement, there can be no assurance that the securities in the Fund will stay within a given market capitalization range. As a result, the Fund may be exposed to additional risk or investors may not be given the opportunity to invest fully in a certain market capitalization range.

VALUE INVESTING RISK. The Fund focuses its investments on securities that the portfolio managers believe are undervalued or inexpensive relative to other investments. These types of securities may present risks in addition to the general risks associated with investing in them. These securities generally are selected on the basis of an issuer's business and economic fundamentals or the securities' current and projected credit profiles, relative to current market price. Such securities are subject to the risk of misestimating certain fundamental factors. Disciplined adherence to a "value" investment mandate during periods in which that style is "out of favor" can result in significant underperformance relative to overall market indices and other managed investment vehicles that pursue growth style investments and/or flexible style mandates.

REAL ESTATE INVESTMENT RISK. The Fund invests in companies in the real estate industry, including REITS. Therefore, the Fund is subject to the risks associated with investing in real estate, which may include, but are not limited to, fluctuations in the value of underlying properties; defaults by borrowers or tenants; market saturation; changes in general and local economic conditions; decreases in market rates for rents; increases in competition, property taxes, capital expenditures or operating expenses; and other economic, political or regulatory occurrences affecting companies in the real estate industry.

REIT RISK. Investing in REITs are subject to risks related to their structure and focus, which include, but are not limited to, dependency upon management skills, limited diversification, the risks of locating and managing financing for projects, heavy cash flow dependency, possible default by borrowers, the costs and potential losses of self-liquidation of one or more holdings, the risk of a possible lack of mortgage funds and associated interest rate risks, overbuilding, property vacancies, increases in property taxes and operating expenses, changes in zoning laws, losses due to environmental damages, changes in neighborhood values and appeal to purchases, the possibility of failing to maintain exemptions from registration under the Investment Company Act of 1940, as amended, and, in many cases, relatively small market capitalization, which may result in less market liquidity and greater price volatility. Fund shareholders indirectly pay REIT fees and expenses.

BDC RISK. The Fund may invest in BDCs which may carry risks similar to those of a private equity or venture capital fund. BDCs are not redeemable at the option of the shareholder and they may trade in the market at a discount to their net asset value. The BDCs included in the Fund may employ the use of leverage in its portfolio through borrowings or the issuance of preferred stock. While leverage often serves to increase the yield of a BDC, this leverage also subjects a BDC to increased risks, including the likelihood of increased volatility and the possibility that a BDC's common share income will fall if the dividend rate of the preferred shares or the interest rate on any borrowings rises.

ANNUAL TOTAL RETURN

The Fund has not yet operated for a full calendar year and, therefore, performance information is not included in this section of the Prospectus. See "Total Return Information" for performance information regarding the Fund.

MANAGEMENT

     INVESTMENT ADVISOR

     First Trust Advisors L.P. ("First Trust")

     INVESTMENT SUB-ADVISOR

     Confluence Investment Management LLC ("Confluence" or the "Sub-Advisor")

     PORTFOLIO MANAGERS

     The following persons are members of Confluence's investment committee and serve as the portfolio managers of the Fund:

        o Mark Keller, CFA, Chief Executive Officer and Chief Investment Officer of Confluence;

        o Daniel Winter, CFA, Senior Vice President and Portfolio Manager of Confluence;

        o David Miyazaki, CFA, Senior Vice President and Portfolio Manager of Confluence; and

        o   Chris Stein, Vice President and Portfolio Manager of Confluence.

     Each investment committee member has managed the Fund since inception.

PURCHASE AND SALE OF FUND SHARES

You may purchase, redeem or exchange shares of the Fund through a financial advisor on any day the New York Stock Exchange ("NYSE") is open for business. The minimum initial purchase or exchange into the Fund is $2,500 ($750 for a Traditional/Roth IRA account; $500 for an Education IRA account; and $250 for accounts opened through fee-based programs). The minimum subsequent investment is $50. Class I shares are subject to higher minimums for certain investors and Class R3 shares are not subject to any minimums. There are no minimums for purchases or exchanges into the Fund through employer-sponsored retirement plans.

TAX INFORMATION

The Fund's distributions will generally be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Additionally, a sale of Fund shares is generally a taxable event.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), First Trust and related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.


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